                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5822
-------------------------------------------------------------------------------

                            MFS CHARTER INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                    MFS(R) CHARTER INCOME TRUST

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]


                               SEMIANNUAL REPORT

                                                                        5/31/07
                                                                        MCR-SEM

MFS(R) CHARTER INCOME TRUST

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
PORTFOLIO MANAGERS' PROFILES                                 4
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          5
--------------------------------------------------------------
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN                 7
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     8
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         26
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     27
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         28
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        29
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               30
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     40
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               41
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       41
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              41
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

TRUST OBJECTIVE: The Trust seeks to maximize current income.

New York Stock Exchange Symbol: MCR

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.


    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 16, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      91.9%
              Floating Rate Loans                         0.7%
              Cash & Other Net Assets                     7.4%

              FIXED INCOME SECTORS (i)

              Non U.S. Government Bonds                  18.0%
              ------------------------------------------------
              High Yield Corporates                      16.0%
              ------------------------------------------------
              High Grade Corporates                      15.4%
              ------------------------------------------------
              Mortgage-Backed Securities                 14.4%
              ------------------------------------------------
              U.S. Treasury Securities                   11.0%
              ------------------------------------------------
              Emerging Market Bonds                      10.5%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  5.0%
              ------------------------------------------------
              Asset-Backed Securities                     1.5%
              ------------------------------------------------
              Floating Rate Loans                         0.7%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)
              AAA                                        49.6%
              ------------------------------------------------
              AA                                          4.5%
              ------------------------------------------------
              A                                           5.6%
              ------------------------------------------------
              BBB                                        18.2%
              ------------------------------------------------
              BB                                         11.8%
              ------------------------------------------------
              B                                           8.6%
              ------------------------------------------------
              CCC                                         1.4%
              ------------------------------------------------
              Not Rated                                   0.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                       5.4
              ------------------------------------------------
              Average Life (i,m)                      8.0 yrs.
              ------------------------------------------------
              Average Maturity (i,m)                 12.9 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)               A
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)            A-1
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)
              United States                              67.4%
              ------------------------------------------------
              Japan                                       4.9%
              ------------------------------------------------
              Germany                                     3.4%
              ------------------------------------------------
              France                                      2.5%
              ------------------------------------------------
              Russia                                      2.5%
              ------------------------------------------------
              Netherlands                                 2.5%
              ------------------------------------------------
              Canada                                      1.7%
              ------------------------------------------------
              Ireland                                     1.6%
              ------------------------------------------------
              United Kingdom                              1.5%
              ------------------------------------------------
              Other Countries                            12.0%
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 05/31/07.

Percentages are based on net assets as of 05/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS' PROFILES

Richard O. Hawkins, CFA, is an Investment Officer of MFS Investment Management(R) (MFS(R)) and portfolio manager of the firm's investment grade and multi-sector bond portfolios. Richard joined the firm in 1988 and was named portfolio manager in 1996. Richard earned a bachelor's degree from Brown University and a Master's of Business Administration from the University of Pennsylvania. He is a member of the Association for Investment Management and Research (AIMR) and holds the Chartered Financial Analyst (CFA) designation.

John F. Addeo, CFA, is an Investment Officer of MFS Investment Management(R) (MFS(R)) and portfolio manager of the high-yield bond portfolios of our mutual funds, variable annuities, offshore accounts and closed-end funds. He is also a manager of the MFS(R) Diversified Income Fund. John joined MFS as a research analyst in 1998. He became associate portfolio manager in 2000 and portfolio manager in 2001. He was named Associate Director of Fixed Income Research in 2004. Previously, he was a quantitative analyst and a vice president in the high-yield groups of several major investment companies. He received a Bachelor of Science degree from Siena College in 1984. He holds the Chartered Financial Analyst (CFA) designation.

David P. Cole, CFA, is an Investment Officer of MFS Investment Management(R) (MFS(R)). He is also a co-portfolio manager on the firm's high-yield portfolios and the high-yield segment of the MFS Diversified Income Fund. David joined MFS in 2004 after working for five years as a High Yield Analyst for Franklin Templeton Investments. Prior to this, he served as a Financial Economist/Treasury Market Analyst for Thomson Financial Services and three years as an Economist for Standard and Poor's. David has a bachelor's degree from Cornell University and an M.B.A from University of California, Berkeley. He holds the Chartered Financial Analyst (CFA) designation.

Matthew W. Ryan, CFA, is an Investment Officer of MFS Investment Management(R) (MFS(R)) and portfolio manager of the firm's emerging market debt, strategic income and high yield bond portfolios. He is also a manager of the MFS(R) Diversified Income Fund. Before joining the firm in 1997, Matt worked for four years as an economist at the International Monetary Fund and for five years as an international economist with the U.S. Treasury Department. He was named a portfolio manager of MFS in 1998. He is a graduate of Williams College and earned a master's degree in international economics and foreign policy from Johns Hopkins University. Matt also holds the Chartered Financial Analyst (CFA) designation.

Note to Shareholders: Effective October 9, 2006, David Cole became a co-manager of the portfolio with John Addeo, Richard Hawkins and Matthew Ryan. He replaced Scott Richards.

PERFORMANCE SUMMARY THROUGH 5/31/07

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

PRICE SUMMARY
                                              Date                     Price

Six months ended 5/31/07

------------------------------------------------------------------------------
Net Asset Value                               5/31/07                    $9.52
------------------------------------------------------------------------------
                                             11/30/06                    $9.64
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New York Stock Exchange Price                 5/31/07                    $8.53
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                                              5/04/07  (high) (t)        $8.60
------------------------------------------------------------------------------
                                              1/23/07  (low) (t)         $8.43
------------------------------------------------------------------------------
                                             11/30/06                    $8.51
------------------------------------------------------------------------------

TOTAL RETURNS VS BENCHMARKS

Six months ended 5/31/07

------------------------------------------------------------------------------
New York Stock Exchange Price (r)                                        3.04%
------------------------------------------------------------------------------
Net Asset Value (r)                                                      1.52%
------------------------------------------------------------------------------
Citigroup World Government Bond Non-Dollar Hedged Index (f)            (0.04)%
------------------------------------------------------------------------------
JPMorgan EMBI Global (f)                                                 3.57%
------------------------------------------------------------------------------
Lehman Brothers U.S. Credit Bond Index (f)                               0.37%
------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Mortgage Bond Index (f)                  0.83%
------------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield Corporate Bond Index (f)                 5.92%
------------------------------------------------------------------------------

(f) Source: FactSet Research Systems Inc.
(r) Includes reinvestment of dividends and capital gain distributions.
(t) For the period December 1, 2006 through May 31, 2007.

INDEX DEFINITIONS

Citigroup World Government Bond Non-Dollar Hedged Index - a market capitalization-weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the United States. Country eligibility is determined based upon market capitalization and investability criteria.

JPMorgan Emerging Markets Bond Index Global (EMBI Global) - tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

Lehman Brothers U.S. Credit Bond Index - measures publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Lehman Brothers U.S. Government/Mortgage Bond Index - measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Lehman Brothers U.S. High-Yield Corporate Bond Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

The trust's shares may trade at a discount to net asset value. Shareholders do not have the right to cause the trust to repurchase their shares at net asset value. When trust shares trade at a premium, buyers pay more than the net asset value underlying trust shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the trust's liquidation. As a result, the total returns that are calculated based on the net asset value and New York Stock Exchange prices can be different.

The trust's monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder's basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the trust's assets and may increase the trust's expense ratio.

From time to time the trust may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the trust hereby gives notice that it may from time to time repurchase shares of the trust in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The trust offers a Dividend Reinvestment and Cash Purchase Plan that allows you to reinvest either all of the distributions paid by the trust or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount over $100 in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the plan on your behalf. If the nominee does not offer the plan, you may wish to request that your shares be re-registered in your own name so that you can participate.

There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the trust. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the plan, or if you have any questions, call 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time. Please have available the name of the trust and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

Effective May 1, 2007, Computershare Trust Company, N.A. (the Transfer Agent for the trust) became the agent for the plan.

PORTFOLIO OF INVESTMENTS
5/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.2%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES/PAR               VALUE ($)
----------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%
----------------------------------------------------------------------------------------------------------------

Bombardier, Inc., 8%, 2014 (n)                                             $     987,000            $  1,051,155
DRS Technologies, Inc., 7.625%, 2018                                             175,000                 181,344
Hawker Beechcraft Acquisition Corp., 8.5%, 2015 (z)                              400,000                 422,000
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                             245,000                 262,150
                                                                                                    ------------
                                                                                                    $  1,916,649
----------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
----------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                   $     995,352            $  1,007,793
----------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 6.6%
----------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 7.8664%, 2029                             $   2,000,000            $  2,133,156
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                           404,000                 401,181
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)          1,160,000               1,159,995
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041           1,120,248               1,086,706
Citigroup Commercial Mortgage Trust, 5.462%, 2049                              1,588,110               1,556,193
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.693%, 2049        398,224                 372,865
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.693%, 2049        530,000                 483,957
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049             860,000                 835,940
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035                       2,000,000               1,986,118
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                       1,391,000               1,351,679
Crest Ltd., 7%, 2040 (n)                                                       2,000,000               1,863,000
DLJ Commercial Mortgage Corp., 6.04%, 2031                                     2,000,000               2,013,936
First Union-Lehman Brothers Bank of America, FRN,
0.4979%, 2035 (i)                                                             61,020,139                 851,188
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)              850,000                 906,959
First Union-Lehman Brothers Commercial Mortgage Trust, FRN,
7.5%, 2029                                                                     3,000,000               3,275,175
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                940,000                 913,152
Morgan Stanley Capital I, Inc., 5.168%, 2042                                   1,532,020               1,489,425
Mortgage Capital Funding, Inc., FRN, 0.6431%, 2031 (i)                        13,231,791                  58,442
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                          2,500,000               2,463,559
Spirit Master Funding LLC, 5.05%, 2023 (z)                                     1,838,514               1,740,392
Structured Asset Securities Corp., FRN, 4.67%, 2035                            2,156,554               2,132,794
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                       506,304                 507,072
Wachovia Bank Commercial Mortgage Trust, 5.339%, 2048                          1,571,000               1,526,932
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043                     2,640,000               2,568,080
Wachovia Bank Commercial Mortgage Trust, FRN, 5.8267%, 2043                      810,000                 765,582
                                                                                                    ------------
                                                                                                    $ 34,443,478
----------------------------------------------------------------------------------------------------------------
Automotive - 0.8%
----------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031                            $     400,000            $    510,887
Ford Motor Credit Co., 7%, 2013                                                1,038,000                 993,362
Ford Motor Credit Co., 8%, 2016                                                  310,000                 307,709
Ford Motor Credit Co. LLC, 9.75%, 2010                                           590,000                 625,390
Ford Motor Credit Co., FRN, 8.105%, 2012                                         190,000                 190,926
General Motors Corp., 8.375%, 2033                                               712,000                 662,160
Goodyear Tire & Rubber Co., 9%, 2015                                             570,000                 624,150
TRW Automotive, Inc., 7%, 2014 (n)                                               465,000                 465,581
TRW Automotive, Inc., 7.25%, 2017 (n)                                             50,000                  50,125
                                                                                                    ------------
                                                                                                    $  4,430,290
----------------------------------------------------------------------------------------------------------------
Broadcasting - 1.9%
----------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                 $     535,000            $    551,719
CBS Corp., 6.625%, 2011                                                        1,036,000               1,069,239
Clear Channel Communications, Inc., 6.25%, 2011                                1,240,000               1,206,673
Clear Channel Communications, Inc., 5.5%, 2014                                   640,000                 556,693
Grupo Televisa S.A., 8.5%, 2032                                                  962,000               1,202,017
Intelsat Bermuda Ltd., 9.25%, 2016                                             1,440,000               1,594,800
Intelsat Bermuda Ltd., 11.25%, 2016                                              250,000                 285,625
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                               340,000                 364,225
Lamar Media Corp., 7.25%, 2013                                                   675,000                 693,563
News America Holdings, 7.7%, 2025                                              1,140,000               1,275,098
News America, Inc., 6.2%, 2034                                                   542,000                 516,971
Univision Communications, Inc., 9.75%, 2015 (n)(p)                               575,000                 595,125
                                                                                                    ------------
                                                                                                    $  9,911,748
----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.625%, 2017                                    $   3,387,000            $  3,315,124
INVESCO PLC, 5.625%, 2012                                                      1,440,000               1,430,836
Morgan Stanley, 5.75%, 2016                                                      662,000                 656,534
                                                                                                    ------------
                                                                                                    $  5,402,494
----------------------------------------------------------------------------------------------------------------
Building - 0.1%
----------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                          $     405,000            $    401,963
----------------------------------------------------------------------------------------------------------------
Business Services - 0.5%
----------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                           $     175,000            $    180,250
SunGard Data Systems, Inc., 10.25%, 2015                                         485,000                 530,469
Xerox Corp., 6.4%, 2016                                                        2,000,000               2,034,644
                                                                                                    ------------
                                                                                                    $  2,745,363
----------------------------------------------------------------------------------------------------------------
Cable TV - 0.6%
----------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                          $     255,000            $    271,575
CCO Holdings LLC, 8.75%, 2013                                                    480,000                 504,000
Rogers Cable, Inc., 5.5%, 2014                                                 1,025,000               1,003,830
TCI Communications, Inc., 9.8%, 2012                                           1,169,000               1,360,994
                                                                                                    ------------
                                                                                                    $  3,140,399
----------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%
----------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.125%, 2008                                       $     214,000            $    225,235
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                           550,000                 577,500
Mosaic Co., 7.625%, 2016 (n)                                                   1,725,000               1,832,813
Nalco Co., 8.875%, 2013                                                           45,000                  48,263
Yara International A.S.A., 5.25%, 2014 (n)                                     2,000,000               1,906,438
                                                                                                    ------------
                                                                                                    $  4,590,249
----------------------------------------------------------------------------------------------------------------
Computer Software - 0.2%
----------------------------------------------------------------------------------------------------------------
Seagate Technology HDD Holdings, 6.375%, 2011                              $   1,200,000            $  1,188,000
----------------------------------------------------------------------------------------------------------------
Conglomerates - 0.2%
----------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                               $   1,140,000            $  1,200,631
----------------------------------------------------------------------------------------------------------------
Construction - 0.1%
----------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                       $     485,000            $    453,475
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
----------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                  $     305,000            $    301,569
Fortune Brands, Inc., 5.125%, 2011                                             1,150,000               1,126,235
Jarden Corp., 7.5%, 2017                                                         445,000                 453,900
Service Corp. International, 7.625%, 2018                                        120,000                 127,200
Service Corp. International, 7%, 2017                                            540,000                 536,625
Visant Holding Corp., 8.75%, 2013                                                261,000                 272,745
                                                                                                    ------------
                                                                                                    $  2,818,274
----------------------------------------------------------------------------------------------------------------
Containers - 0.7%
----------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014                                 $     250,000            $    256,250
Crown Americas LLC, 7.75%, 2015                                                  565,000                 590,425
Greif, Inc., 6.75%, 2017 (n)                                                   1,220,000               1,232,200
Owens-Brockway Glass Container, Inc., 8.875%, 2009                               378,000                 386,505
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                865,000                 912,575
                                                                                                    ------------
                                                                                                    $  3,377,955
----------------------------------------------------------------------------------------------------------------
Defense Electronics - 1.1%
----------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                $     790,000            $    772,608
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                     2,000,000               1,927,476
L-3 Communications Corp., 5.875%, 2015                                         1,350,000               1,316,250
L-3 Communications Corp., 6.375%, 2015                                         1,500,000               1,496,250
                                                                                                    ------------
                                                                                                    $  5,512,584
----------------------------------------------------------------------------------------------------------------
Electronics - 0.1%
----------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                 $     300,000            $    309,000
----------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 1.7%
----------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                      $     161,000            $    167,038
Corporacion Nacional del Cobre, 5.625%, 2035                                   1,900,000               1,788,945
Gazprom International S.A., 7.201%, 2020                                       1,054,852               1,104,325
Gazprom International S.A., 6.51%, 2022 (n)                                    1,300,000               1,322,750
Majapahit Holding B.V., 7.75%, 2016 (n)                                          119,000                 125,545
Pemex Project Funding Master Trust, 8.625%, 2022                               1,218,000               1,534,680
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                    2,490,000               2,743,268
                                                                                                    ------------
                                                                                                    $  8,786,551
----------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 2.7%
----------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                    $   3,170,000            $  3,190,605
Peru Enhanced Pass-Through Trust, 0%, 2018 (z)                                   250,000                 170,000
Republic of Argentina, FRN, 10.125%, 2007                                ARS   3,833,000               1,257,116
Republic of Argentina, FRN, 5.475%, 2012                                       2,515,500               2,413,203
Republic of Colombia, FRN, 7.16%, 2015                                         1,520,000               1,649,200
Republic of Indonesia, 6.875%, 2017 (n)                                          171,000                 181,688
Republic of Panama, 9.375%, 2029                                               1,121,000               1,525,681
Republic of Panama, 6.7%, 2036                                                   580,000                 609,000
Republic of Philippines, 9.375%, 2017                                            449,000                 553,393
Republic of South Africa, 5.875%, 2022                                         1,516,000               1,523,580
United Mexican States, 6.75%, 2034                                             1,093,000               1,216,509
                                                                                                    ------------
                                                                                                    $ 14,289,975
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
----------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                   $     380,000            $    385,700
Chesapeake Energy Corp., 6.875%, 2016                                          1,070,000               1,086,050
Hilcorp Energy I LP, 7.75%, 2015 (n)                                             135,000                 135,675
Newfield Exploration Co., 6.625%, 2014                                           480,000                 482,400
Plains Exploration & Production Co., 7%, 2017                                    425,000                 422,875
Quicksilver Resources, Inc., 7.125%, 2016                                        400,000                 397,000
                                                                                                    ------------
                                                                                                    $  2,909,700
----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.4%
----------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (z)                      $     860,000            $    845,638
TNK-BP Finance S.A., 7.5%, 2016 (n)                                            1,211,000               1,270,339
                                                                                                    ------------
                                                                                                    $  2,115,977
----------------------------------------------------------------------------------------------------------------
Entertainment - 0.4%
----------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                         $     200,000            $    228,250
Turner Broadcasting System, Inc., 8.375%, 2013                                 1,784,000               2,006,297
                                                                                                    ------------
                                                                                                    $  2,234,547
----------------------------------------------------------------------------------------------------------------
Financial Institutions - 2.0%
----------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875%, 2012 (z)                            $     940,000            $    933,355
Countrywide Financial Corp., 6.25%, 2016                                       1,250,000               1,257,661
General Motors Acceptance Corp., 5.85%, 2009                                   1,842,000               1,827,667
General Motors Acceptance Corp., 6.875%, 2011                                  1,875,000               1,889,141
General Motors Acceptance Corp., 6.75%, 2014                                   1,186,000               1,182,198
GMAC LLC, 6.125%, 2008                                                           234,000                 233,483
HSBC Finance Corp., 5.5%, 2016                                                 1,481,000               1,452,569
Residential Capital LLC, 6.5%, 2012                                              450,000                 447,530
Residential Capital LLC, 6.875%, 2015                                          1,510,000               1,517,770
                                                                                                    ------------
                                                                                                    $ 10,741,374
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.6%
----------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                              $     610,000            $    641,263
B&G Foods Holding Corp., 8%, 2011                                                170,000                 172,975
Dean Foods Co., 7%, 2016                                                         545,000                 543,638
Del Monte Corp., 6.75%, 2015                                                     125,000                 125,000
Tyson Foods, Inc., 6.85%, 2016                                                 1,520,000               1,573,142
                                                                                                    ------------
                                                                                                    $  3,056,018
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
----------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                     $     460,000            $    481,850
MDP Acquisitions PLC, 9.625%, 2012                                                29,000                  30,595
Norske Skog Canada Ltd., 7.375%, 2014                                            695,000                 655,906
Stora Enso Oyj, 6.404%, 2016 (n)                                               1,560,000               1,571,575
                                                                                                    ------------
                                                                                                    $  2,739,926
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.2%
----------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                  $     730,000            $    772,888
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                     430,000                 435,375
Harrah's Entertainment, Inc., 5.75%, 2017                                        260,000                 215,800
Host Marriott LP, 6.75%, 2016                                                  1,000,000               1,013,750
Mandalay Resort Group, 9.375%, 2010                                              450,000                 482,625
MGM Mirage, Inc., 8.375%, 2011                                                 1,155,000               1,206,975
MGM Mirage, Inc., 6.75%, 2013                                                    230,000                 225,975
Scientific Games Corp., 6.25%, 2012                                              380,000                 373,350
Station Casinos, Inc., 6.5%, 2014                                                430,000                 398,288
Wimar Opco LLC, 9.625%, 2014 (n)                                                 585,000                 590,850
Wyndham Worldwide Corp., 6%, 2016 (n)                                            270,000                 262,964
Wynn Las Vegas LLC, 6.625%, 2014                                                 365,000                 366,369
                                                                                                    ------------
                                                                                                    $  6,345,209
----------------------------------------------------------------------------------------------------------------
Industrial - 0.1%
----------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                          $     310,000            $    323,950
----------------------------------------------------------------------------------------------------------------
Insurance - 0.0%
----------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                            $     210,000            $    202,966
----------------------------------------------------------------------------------------------------------------
Insurance - Health - 0.0%
----------------------------------------------------------------------------------------------------------------
Centene Corp., 7.25%, 2014 (n)                                             $     215,000            $    217,150
----------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.2%
----------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                    $   1,689,000            $  1,654,659
Fund American Cos., Inc., 5.875%, 2013                                         1,351,000               1,332,128
USI Holdings Corp., FRN, 9.23%, 2014 (n)                                       1,005,000               1,007,513
ZFS Finance USA Trust V, FRN, 6.5%, 2037 (z)                                   2,490,000               2,455,557
                                                                                                    ------------
                                                                                                    $  6,449,857
----------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 5.7%
----------------------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                         CAD     654,000            $    610,123
Development Bank of Japan, 1.75%, 2010                                   JPY 307,000,000               2,568,615
Development Bank of Japan, 1.4%, 2012                                    JPY 462,000,000               3,807,060
Development Bank of Japan, 1.05%, 2023                                   JPY 654,000,000               4,592,293
Development Bank of Japan, 2.3%, 2026                                    JPY 190,000,000               1,589,169
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012               JPY 463,000,000               3,850,183
Japan Finance Corp. for Municipal Enterprises, 2%, 2016                  JPY 850,000,000               7,136,843
KfW Bankengruppe, 1.35%, 2014                                            JPY 723,000,000               5,870,013
                                                                                                    ------------
                                                                                                    $ 30,024,299
----------------------------------------------------------------------------------------------------------------
International Market Sovereign - 12.0%
----------------------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                                      AUD     566,000            $    468,000
Federal Republic of Germany, 5.25%, 2010                                 EUR   3,351,000               4,614,418
Federal Republic of Germany, 3.75%, 2015                                 EUR   1,686,000               2,172,519
Federal Republic of Germany, 6.25%, 2030                                 EUR   2,593,000               4,300,478
Government of Canada, 5.5%, 2009                                         CAD   1,305,000               1,241,535
Government of Canada, 4.5%, 2015                                         CAD     216,000                 202,147
Government of Canada, 8%, 2023                                           CAD     132,000                 172,868
Government of Canada, 5.75%, 2033                                        CAD     236,000                 267,016
Kingdom of Denmark, 4%, 2015                                             DKK   6,915,000               1,210,353
Kingdom of Netherlands, 3.75%, 2009                                      EUR   6,183,000               8,209,912
Kingdom of Netherlands, 3.75%, 2014                                      EUR   1,787,000               2,306,847
Kingdom of Netherlands, 4%, 2016                                         EUR   1,321,000               1,719,167
Kingdom of Spain, 5.35%, 2011                                            EUR   4,570,000               6,367,291
Republic of Austria, 4.65%, 2018                                         EUR   4,347,000               5,935,873
Republic of France, 4.75%, 2012                                          EUR   1,281,000               1,749,339
Republic of France, 5%, 2016                                             EUR   2,150,000               3,013,632
Republic of France, 6%, 2025                                             EUR     874,000               1,381,898
Republic of France, 4.75%, 2035                                          EUR   3,517,000               4,858,431
Republic of Ireland, 3.25%, 2009                                         EUR   2,640,000               3,478,709
Republic of Ireland, 4.6%, 2016                                          EUR   3,420,000               4,654,032
United Kingdom Treasury, 8%, 2015                                        GBP     486,000               1,136,529
United Kingdom Treasury, 8%, 2021                                        GBP     534,000               1,357,133
United Kingdom Treasury, 4.25%, 2036                                     GBP   1,346,000               2,502,209
                                                                                                    ------------
                                                                                                    $ 63,320,336
----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.2%
----------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                    $     470,000            $    493,500
Case New Holland, Inc., 7.125%, 2014                                             380,000                 397,100
Manitowoc Co., Inc., 10.5%, 2012                                                 331,000                 350,033
                                                                                                    ------------
                                                                                                    $  1,240,633
----------------------------------------------------------------------------------------------------------------
Major Banks - 0.8%
----------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                               $   1,667,000            $  1,577,886
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                       1,330,000               1,339,721
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                       1,408,000               1,412,223
                                                                                                    ------------
                                                                                                    $  4,329,830
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.0%
----------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017 (n)                              $     345,000            $    340,256
Cooper Cos., Inc., 7.125%, 2015 (n)                                              655,000                 668,100
DaVita, Inc., 6.625%, 2013                                                       170,000                 170,850
DaVita, Inc., 7.25%, 2015                                                        555,000                 568,875
Fisher Scientific International, Inc., 6.125%, 2015                            1,500,000               1,492,374
HCA, Inc., 8.75%, 2010                                                           630,000                 669,375
HCA, Inc., 6.375%, 2015                                                          160,000                 141,200
HCA, Inc., 9.25%, 2016 (n)                                                       780,000                 855,075
Hospira, Inc., 5.55%, 2012                                                       360,000                 357,862
Hospira, Inc., 6.05%, 2017                                                     1,091,000               1,087,671
Omnicare, Inc., 6.875%, 2015                                                     670,000                 659,950
Owens & Minor, Inc., 6.35%, 2016                                                 970,000                 964,077
Tenet Healthcare Corp., 9.25%, 2015                                            2,635,000               2,628,413
                                                                                                    ------------
                                                                                                    $ 10,604,078
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%
----------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                      $     630,000            $    627,638
Chaparral Steel Co., 10%, 2013                                                   515,000                 574,225
FMG Finance Ltd., 10.625%, 2016 (n)                                              650,000                 780,813
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                370,000                 399,138
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                               640,000                 699,200
International Steel Group, Inc., 6.5%, 2014                                    1,300,000               1,335,538
Ispat Inland ULC, 9.75%, 2014                                                  1,200,000               1,325,725
Peabody Energy Corp., 5.875%, 2016                                               425,000                 409,594
Peabody Energy Corp., "B", 6.875%, 2013                                          465,000                 470,813
U.S. Steel Corp., 9.75%, 2010                                                    413,000                 435,715
                                                                                                    ------------
                                                                                                    $  7,058,399
----------------------------------------------------------------------------------------------------------------
Mortgage Backed - 14.4%
----------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.81%, 2013                                                    $     568,777            $    525,629
Fannie Mae, 4.1%, 2013                                                           919,669                 862,053
Fannie Mae, 4.19%, 2013                                                          783,380                 735,851
Fannie Mae, 4.845%, 2013                                                         247,698                 241,125
Fannie Mae, 4.545%, 2014                                                         734,716                 704,286
Fannie Mae, 4.6%, 2014                                                           748,369                 714,699
Fannie Mae, 4.666%, 2014                                                       1,304,543               1,258,869
Fannie Mae, 4.77%, 2014                                                          583,822                 563,699
Fannie Mae, 4.56%, 2015                                                          313,775                 297,421
Fannie Mae, 4.665%, 2015                                                         254,180                 242,315
Fannie Mae, 4.7%, 2015                                                           242,545                 231,699
Fannie Mae, 4.74%, 2015                                                          599,291                 575,975
Fannie Mae, 4.78%, 2015                                                          701,087                 671,730
Fannie Mae, 4.815%, 2015                                                         600,000                 578,804
Fannie Mae, 4.87%, 2015                                                          512,296                 494,133
Fannie Mae, 4.89%, 2015                                                          170,946                 165,127
Fannie Mae, 4.925%, 2015                                                       1,906,705               1,860,708
Fannie Mae, 6%, 2016 - 2037                                                    7,355,190               7,396,121
Fannie Mae, 5.5%, 2019 - 2035                                                 45,822,697              44,927,079
Fannie Mae, 4.88%, 2020                                                          544,282                 532,720
Fannie Mae, 6.5%, 2032 - 2033                                                  2,809,958               2,880,298
Freddie Mac, 5%, 2024                                                            340,648                 338,181
Freddie Mac, 5.5%, 2034                                                        7,023,336               6,877,127
Freddie Mac, 6%, 2034                                                          1,908,974               1,917,723
                                                                                                    ------------
                                                                                                    $ 75,593,372
----------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
----------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                          $     470,000            $    479,400
AmeriGas Partners LP, 7.125%, 2016                                               175,000                 177,188
Inergy LP, 6.875%, 2014                                                          270,000                 267,300
                                                                                                    ------------
                                                                                                    $    923,888
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.5%
----------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                   $   1,080,000            $  1,123,200
CenterPoint Energy Resources Corp., 7.875%, 2013                               1,600,000               1,764,194
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)                         1,060,000               1,120,950
Intergas Finance B.V., 6.375%, 2017 (z)                                          700,000                 688,100
Magellan Midstream Partners LP, 5.65%, 2016                                      311,000                 302,830
Spectra Energy Capital LLC, 8%, 2019                                           1,350,000               1,515,179
Williams Cos., Inc., 8.75%, 2032                                               1,010,000               1,201,900
Williams Partners LP, 7.25%, 2017                                                370,000                 392,200
                                                                                                    ------------
                                                                                                    $  8,108,553
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.7%
----------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                   $     815,000            $    900,575
Citizens Communications Co., 9%, 2031                                            405,000                 438,413
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                  305,000                 330,544
Qwest Corp., 7.875%, 2011                                                        860,000                 909,450
Qwest Corp., 8.875%, 2012                                                        450,000                 493,875
Telefonica Europe B.V., 7.75%, 2010                                            1,000,000               1,063,659
TELUS Corp., 8%, 2011                                                          1,299,000               1,389,518
Verizon New York, Inc., 6.875%, 2012                                           2,542,000               2,648,856
Windstream Corp., 8.625%, 2016                                                   495,000                 540,788
Windstream Corp., 7%, 2019 (n)                                                   180,000                 179,325
                                                                                                    ------------
                                                                                                    $  8,895,003
----------------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
----------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                  $     295,000            $    292,050
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                           370,000                 390,350
GulfMark Offshore, Inc., 7.75%, 2014                                             435,000                 445,875
                                                                                                    ------------
                                                                                                    $  1,128,275
----------------------------------------------------------------------------------------------------------------
Oils - 0.7%
----------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                   $   3,550,000            $  3,701,972
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.5%
----------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN,
7.2549%, 2011 (n)                                                          $   2,366,450            $  2,366,450
Banco BMG S.A., 9.15%, 2016 (n)                                                  982,000               1,063,015
Banco de Credito del Peru, FRN, 6.95%, 2021 (n)                                  347,000                 347,162
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                              1,400,000               1,483,300
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                  808,000                 810,020
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                        1,500,000               1,515,147
DFS Funding Corp., FRN, 7.3549%, 2010 (z)                                      1,750,000               1,750,000
HSBK Europe B.V., 7.25%, 2017 (n)                                              1,483,000               1,449,633
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                           141,000                 137,492
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)              3,800,000               3,834,177
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                 655,000                 642,086
Russian Standard Finance S.A., 8.125%, 2008 (n)                                  682,000                 686,092
Russian Standard Finance S.A., 7.5%, 2010 (n)                                    176,000                 173,941
Russian Standard Finance S.A., 8.625%, 2011 (n)                                  498,000                 507,338
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                    1,490,000               1,506,687
                                                                                                    ------------
                                                                                                    $ 18,272,540
----------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.6%
----------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                          $   2,880,000            $  3,287,808
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
----------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                              $     375,000            $    367,969
Dex Media West LLC, 9.875%, 2013                                               1,527,000               1,658,704
Idearc, Inc., 8%, 2016 (n)                                                     2,130,000               2,207,213
R.H. Donnelley Corp., 8.875%, 2016                                             1,535,000               1,653,963
                                                                                                    ------------
                                                                                                    $  5,887,849
----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
----------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                             $   2,100,000            $  2,268,000
----------------------------------------------------------------------------------------------------------------
Real Estate - 0.7%
----------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                   $   1,422,000            $  1,444,790
Kimco Realty Corp., REIT, 5.783%, 2016                                           710,000                 708,564
Simon Property Group LP, REIT, 5.875%, 2017                                    1,260,000               1,267,757
                                                                                                    ------------
                                                                                                    $  3,421,111
----------------------------------------------------------------------------------------------------------------
Retailers - 0.6%
----------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                              $     420,000            $    434,700
Dollar General Corp., 8.625%, 2010                                               315,000                 335,081
Federated Retail Holdings, Inc., 5.35%, 2012                                     200,000                 196,761
Gap, Inc., 9.8%, 2008                                                            940,000                 995,233
Home Depot, Inc., 5.4%, 2016                                                   1,250,000               1,203,550
                                                                                                    ------------
                                                                                                    $  3,165,325
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.1%
----------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                               $     220,000            $    234,300
Payless ShoeSource, Inc., 8.25%, 2013                                             65,000                  66,950
                                                                                                    ------------
                                                                                                    $    301,250
----------------------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
----------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 7.75%, 2015 (n)                            $     220,000            $    228,800
SUPERVALU, Inc., 7.5%, 2014                                                      315,000                 330,750
                                                                                                    ------------
                                                                                                    $    559,550
----------------------------------------------------------------------------------------------------------------
Supranational - 0.3%
----------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                    $   1,426,000            $  1,372,708
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
----------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                  $   1,500,000            $  1,921,577
Centennial Communications Corp., 10.125%, 2013                                   240,000                 259,500
Cingular Wireless LLC, 6.5%, 2011                                              1,700,000               1,770,113
Globo Comunicacoes Participacao, 7.25%, 2022 (z)                                 100,000                  99,250
Nextel Communications, Inc., 5.95%, 2014                                       1,295,000               1,257,540
OJSC Vimpel Communications, 8.25%, 2016                                        2,036,000               2,186,868
Rogers Wireless, Inc., 7.5%, 2015                                                450,000                 490,181
                                                                                                    ------------
                                                                                                    $  7,985,029
----------------------------------------------------------------------------------------------------------------
Telephone Services - 0.3%
----------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                 $   1,740,000            $  1,772,343
----------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.2%
----------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                  $     315,000            $    339,019
Stena AB, 7%, 2016                                                               305,000                 306,525
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                          370,000                 373,700
                                                                                                    ------------
                                                                                                    $  1,019,244
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 14.1%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.625%, 2015                                         $   3,350,000            $  4,635,824
U.S. Treasury Bonds, 6.25%, 2023 (f)                                           8,000,000               8,998,128
U.S. Treasury Bonds, 5.375%, 2031                                                477,000                 497,459
U.S. Treasury Bonds, 4.5%, 2036                                                  158,000                 145,446
U.S. Treasury Bonds, 4.75%, 2037                                               4,977,000               4,774,421
U.S. Treasury Notes, 12%, 2013                                                 4,500,000               4,868,087
U.S. Treasury Notes, 4.25%, 2013                                              13,765,000              13,316,564
U.S. Treasury Notes, 4.25%, 2014                                               2,500,000               2,401,953
U.S. Treasury Notes, 4.125%, 2015                                              1,285,000               1,220,047
U.S. Treasury Notes, 9.875%, 2015                                              5,025,000               6,742,530
U.S. Treasury Notes, 4.5%, 2016                                                9,433,000               9,177,281
U.S. Treasury Notes, 6.375%, 2027                                              2,350,000               2,724,165
U.S. Treasury Notes, TIPS, 2%, 2014                                           11,285,944              10,935,019
U.S. Treasury Notes, TIPS, 1.625%, 2015                                        3,876,955               3,638,282
                                                                                                    ------------
                                                                                                    $ 74,075,206
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.7%
----------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                    $     425,000            $    465,375
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                 370,000                 402,375
Edison Mission Energy, 7.625%, 2027 (n)                                          105,000                 106,313
Empresa Nacional de Electricidad S.A., 8.35%, 2013                             1,269,000               1,416,370
Enersis S.A., 7.375%, 2014                                                     1,273,000               1,359,252
Exelon Generation Co. LLC, 6.95%, 2011                                         2,486,000               2,595,561
FirstEnergy Corp., 6.45%, 2011                                                 1,699,000               1,755,798
HQI Transelec Chile S.A., 7.875%, 2011                                         1,500,000               1,589,724
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                     461,000                 470,796
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                       754,000                 811,493
Mirant Americas Generation LLC, 8.3%, 2011                                       100,000                 106,500
Mirant North American LLC, 7.375%, 2013                                          710,000                 750,825
NorthWestern Corp., 5.875%, 2014                                               1,435,000               1,404,048
NRG Energy, Inc., 7.375%, 2016                                                 2,630,000               2,728,625
Reliant Resources, Inc., 9.25%, 2010                                             200,000                 209,750
System Energy Resources, Inc., 5.129%, 2014 (n)                                2,029,752               1,965,327
TXU Energy Co., 7%, 2013                                                       1,220,000               1,257,753
                                                                                                    ------------
                                                                                                    $ 19,395,885
----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $503,880,047)                                                         $500,976,031
----------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 0.7% (g)(r)
----------------------------------------------------------------------------------------------------------------
Automotive - 0.1%
----------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                   $     560,922            $    565,216
----------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%
----------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Delayed Draw Term Loan, 6.8517%, 2014               $     189,537            $    189,260
----------------------------------------------------------------------------------------------------------------
Cable TV - 0.1%
----------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Term Loan, 7.35%, 2013               $      87,744            $     87,737
CSC Holdings, Inc., Incremental Term Loan, 7.07%, 2013                           336,967                 337,437
Mediacom Illinois LLC, Term Loan A, 6.855%, 2012                                 302,299                 300,284
                                                                                                    ------------
                                                                                                    $    725,458
----------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%
----------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan B, 7.0994%, 2014                                    $     361,539            $    363,572
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.1%
----------------------------------------------------------------------------------------------------------------
Dean Foods Co., Term Loan B, 6.875%, 2014                                  $     284,165            $    284,876
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
----------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.6%, 2013                                         $     310,224            $    313,590
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.0%
----------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 2014 (o)                                              $     100,462            $    100,964
----------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
----------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Credit Linked Deposit, 7.07%, 2014       $     134,879            $    135,602
Allied Waste North America, Inc., Term Loan, 7.0943%, 2014                       271,172                 272,528
                                                                                                    ------------
                                                                                                    $    408,130
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
----------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.35%, 2014                                     $     449,758            $    452,957
----------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $3,392,758)                                             $  3,404,023
----------------------------------------------------------------------------------------------------------------
Common Stocks - 0.0%
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.0%
----------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (Identified Cost, $0) (a)                  3,683            $          0
----------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 2.6%
----------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.31%, dated 5/31/07, due 6/01/07, total to be received $13,850,043 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in a
jointly traded account), at Cost                                           $  13,848,000            $ 13,848,000

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $521,120,805) (k)                                               $518,228,054
----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                                  7,972,573
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $526,200,627
----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of May 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $490,500,558 and 94.65% of market value. An independent pricing service provided an evaluated bid for 93.64% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,082,983, representing
    10.5% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                     CURRENT
                                              ACQUISITION         ACQUISITION         MARKET     TOTAL % OF
RESTRICTED SECURITIES                            DATE                 COST             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------

Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                         3/01/06            $1,160,000       $1,159,995
Bosphorus Financial Services Ltd., FRN,
7.16%, 2012                                     3/08/05             1,500,000        1,515,147
Capmark Financial Group, Inc.,
5.875%, 2012                                    5/03/07               939,596          933,355
DFS Funding Corp., FRN, 7.3549%, 2010           6/24/05             1,750,000        1,750,000
Globo Comunicacoes Participacao,
7.25%, 2022                                     4/19/07               100,000           99,250
Hawker Beechcraft Acquisition Corp.,
8.5%, 2015                                      5/30/07               423,000          422,000
Intergas Finance B.V., 6.375%, 2017             5/03/07               693,637          688,100
Peru Enhanced Pass-Through Trust,
0%, 2018                                       12/14/06               160,025          170,000
Petroleum Co. of Trinidad & Tobago Ltd.,
6%, 2022                                        5/01/07               856,379          845,638
Spirit Master Funding LLC, 5.05%, 2023          7/15/05             1,837,972        1,740,392
ZFS Finance USA Trust V, FRN, 6.5%, 2037        5/03/07             2,503,058        2,455,557
------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                        $11,779,434       2.2%
                                                                                   =======================

The following abbreviations are used in this report and are defined:

CLN      Credit-Linked Note
CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust
TIPS     Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS      Argentine Peso
AUD      Australian Dollar
CAD      Canadian Dollar
CHF      Swiss Franc
CNY      Chinese Yuan Renminbi
DKK      Danish Krone
EUR      Euro
GBP      British Pound
JPY      Japanese Yen
MXN      Mexican Peso
SGD      Singapore Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 5/31/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                        NET
                                                                                                     UNREALIZED
                         CONTRACTS TO         SETTLEMENT         IN EXCHANGE       CONTRACTS        APPRECIATION
TYPE      CURRENCY     DELIVER/RECEIVE        DATE RANGE             FOR           AT VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------------------------------------------------------------------------------------------------------------

BUY         AUD              535,309           6/04/2007         $    440,045      $   443,269           $   3,224
SELL        AUD              175,189           6/04/2007              146,283          145,067               1,216
BUY         CAD              120,500           7/23/2007              112,370          112,848                 478
BUY         CHF            1,609,543           8/03/2007            1,318,918        1,320,602               1,684
SELL        EUR            1,951,722           6/20/2007            2,659,615        2,627,894              31,721
SELL        GBP            5,820,703           6/20/2007           11,667,134       11,520,711             146,423
BUY         MXN           15,003,236           6/04/2007            1,376,127        1,396,521              20,394
SELL        MXN           15,003,236           6/04/2007            1,396,949        1,396,521                 428
                                                                                                         ---------
                                                                                                         $ 205,568
                                                                                                         =========
DEPRECIATION
------------------------------------------------------------------------------------------------------------------

BUY         AUD            3,612,235           6/04/2007           $3,000,719       $2,991,158            $ (9,561)
                                              6/04/2007 -
SELL        AUD            4,507,663           8/03/2007            3,702,607        3,731,920             (29,313)
SELL        CAD            2,853,547           7/23/2007            2,636,339        2,672,350             (36,011)
BUY         CHF            1,609,543           6/04/2007            1,329,807        1,314,091             (15,716)
SELL        CHF            1,609,543           6/04/2007            1,312,520        1,314,091              (1,571)
BUY         CNY           42,072,400           7/30/2007            5,545,327        5,540,868              (4,459)
BUY         DKK              875,300           6/13/2007              160,000          158,168              (1,832)
SELL        DKK            7,825,347           6/13/2007            1,412,263        1,414,054              (1,791)
BUY         EUR              330,000           6/20/2007              449,927          444,328              (5,599)
SELL        EUR           40,096,864           6/20/2007           53,540,540       53,988,390            (447,850)
BUY         GBP            3,218,527           6/20/2007            6,452,902        6,370,317             (82,585)
                                              6/20/2007 -
BUY         JPY          256,152,554           7/17/2007            2,135,145        2,113,064             (22,081)
BUY         MXN           15,003,236            7/5/2007            1,394,456        1,394,007                (449)
BUY         SGD            3,931,076           6/07/2007            2,587,767        2,572,260             (15,507)
                                                                                                         ---------
                                                                                                         $(674,325)
                                                                                                         =========

At  May 31, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $408,239 with Merrill Lynch International Bank.

FUTURES CONTRACTS OUTSTANDING AT 5/31/07

                                                                                                    UNREALIZED
                                                                                   EXPIRATION      APPRECIATION
DESCRIPTION                                       CONTRACTS          VALUE            DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------

U.S. Treasury Note 10 yr (Short)                     260          $27,657,500        Sep-07           $88,465
U.S. Treasury Note 30 yr (Long)                       97           10,585,125        Sep-07           (13,980)
                                                                                                      -------
                                                                                                      $74,485
                                                                                                      =======

SWAP AGREEMENTS AT 5/31/07
                                                                                                     UNREALIZED
                    NOTIONAL                                      CASH FLOWS      CASH FLOWS        APPRECIATION
EXPIRATION           AMOUNT         COUNTERPARTY                  TO RECEIVE        TO PAY         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS

6/20/09         USD     200,000    JPMorgan Chase Bank               4.1%            (1)              $(1,429)
                                                                 (fixed rate)
4/20/12         USD   1,320,000    Morgan Stanley                    (2)            2.08%             (14,547)
                                   Capital Services, Inc.                        (fixed rate)
3/20/17         USD   1,350,000    JPMorgan Chase Bank              0.49%            (3)               (3,092)
                                                                 (fixed rate)
3/20/17         USD   1,350,000    JPMorgan Chase Bank               (4)            0.38%              13,994
                                                                                 (fixed rate)
3/20/17         USD   1,040,000    Goldman Sachs International       (5)            0.40%                 (86)
                                                                                 (fixed rate)
6/20/17         USD   2,500,000    Merrill Lynch International       (6)            0.91%             (14,165)
                                                                                 (fixed rate)
3/20/17         USD   1,350,000    Merrill Lynch International       (7)            0.37%               6,377
                                                                                 (fixed rate)
3/20/17         USD   1,250,000    Merrill Lynch International       (8)            0.81%                  84
                                                                                 (fixed rate)
                                                                                                     --------
                                                                                                     $(12,864)
                                                                                                     ========

(1) Trust to pay notional amount upon a defined credit default event by Abitibi Consolidated,
    8.375%, 4/1/15.

(2) Trust to receive notional amount upon a defined credit default event by Argentine Republic.,
    8.28%, 12/31/33.

(3) Trust to pay notional amount upon a defined credit default event by Burlington Northern Santa
    Fe Corp., 6.75%, 7/15/11.

(4) Trust to receive notional amount upon a defined credit default event by PPG Industries, Inc.,
    7.05%, 8/15/09.

(5) Trust to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/1/08.

(6) Trust to receive notional amount upon a defined credit default event by New York Times Co.,
    4.61%, 9/26/12.

(7) Trust to receive notional amount upon a defined credit default event by Rohm and Haas Co.,
    7.85%, 7/15/29.

(8) Trust to receive notional amount upon a defined credit default event by Waste Management,
    Inc., 7.375%, 8/1/10.

At  May, 31, 2007, the trust had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 5/31/07  (unaudited)

This statement represents your trust's balance sheet, which details the assets and liabilities comprising the total value of the trust.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $521,120,805)               $518,228,054
Cash                                                                     698,875
Foreign currency, at value (identified cost, $31,855)                     31,855
Receivable for forward foreign currency exchange contracts               205,568
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                     408,239
Receivable for daily variation margin on open futures contracts           28,438
Receivable for investments sold                                        4,550,399
Interest receivable                                                    7,125,784
Unrealized appreciation on credit default swaps                           20,455
Other Assets                                                              53,581
------------------------------------------------------------------------------------------------------
Total assets                                                                              $531,351,248
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $154,171
Payable for forward foreign currency exchange contracts                  674,325
Payable for investments purchased                                      3,909,741
Unrealized depreciation on credit default swaps                           33,319
Payable to affiliates
  Management fee                                                          14,650
  Transfer agent and dividend disbursing costs                            35,788
  Administrative services fee                                                553
Payable for independent trustees' compensation                           168,228
Accrued expenses and other liabilities                                   159,846
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $5,150,621
------------------------------------------------------------------------------------------------------
Net assets                                                                                $526,200,627
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $585,060,773
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           (2,860,211)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                (56,800,122)
Undistributed net investment income                                      800,187
------------------------------------------------------------------------------------------------------
Net assets                                                                                $526,200,627
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (59,865,883 issued,
less 4,601,344 treasury shares)                                                             55,264,539
------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $526,200,627/
55,264,539 shares of beneficial interest outstanding)                                            $9.52
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 5/31/07  (unaudited)

This statement describes how much your trust earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by trust operations.


NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                             $14,689,559
  Foreign taxes withheld                                                   (14,136)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $14,675,423
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $1,561,903
  Transfer agent and dividend disbursing costs                              59,252
  Administrative services fee                                               50,585
  Independent trustees' compensation                                        44,807
  Custodian fee                                                             84,184
  Shareholder communications                                                48,019
  Auditing fees                                                             27,900
  Legal fees                                                                 6,078
  Miscellaneous                                                             41,556
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $1,924,284
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (3,037)
  Reduction of expenses by investment adviser                               (1,324)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $1,919,923
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $12,755,500
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                               $2,291,187
  Futures contracts                                                        178,602
  Swap transactions                                                        (51,962)
  Foreign currency transactions                                         (3,723,520)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $(1,305,693)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $(10,057,052)
  Futures contracts                                                         24,081
  Swap transactions                                                          2,493
  Translation of assets and liabilities in foreign currencies            5,056,143
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $(4,974,335)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $(6,280,028)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $6,475,472
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      5/31/07                 11/30/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $12,755,500              $24,422,786
Net realized gain (loss) on investments and
foreign currency transactions                                      (1,305,693)              (4,389,884)
Net unrealized gain (loss) on investments and
foreign currency translation                                       (4,974,335)               9,439,705
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $6,475,472              $29,472,607
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income                                       $(13,097,742)            $(27,468,629)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                         $--              $(8,672,032)
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(6,622,270)             $(6,668,054)
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            532,822,897              539,490,951
At end of period (including undistributed net investment
income of $800,187 and $1,142,429, respectively)                 $526,200,627             $532,822,897
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the trust's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust share class (assuming reinvestment of all distributions) held for the entire period.

                                    SIX MONTHS                                      YEARS ENDED 11/30
                                         ENDED         ------------------------------------------------------------------------
                                       5/31/07                2006            2005            2004           2003          2002
                                   (UNAUDITED)
Net asset value,
beginning of period                      $9.64               $9.58           $9.71           $9.58          $9.09         $9.17
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)              $0.23               $0.44           $0.45           $0.49          $0.49         $0.52
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       (0.11)               0.09           (0.09)           0.17           0.51         (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         $0.12               $0.53           $0.36           $0.66          $1.00         $0.49
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income            $(0.24)             $(0.49)         $(0.51)         $(0.55)        $(0.53)       $(0.49)
  From paid-in capital                     $--                 $--             $--             $--            $--        $(0.09)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                         $(0.24)             $(0.49)         $(0.51)         $(0.55)        $(0.53)       $(0.58)
-------------------------------------------------------------------------------------------------------------------------------
Net increase from repurchase of
capital shares                             $--               $0.02           $0.02           $0.02          $0.02         $0.01
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $9.52               $9.64           $9.58           $9.71          $9.58         $9.09
-------------------------------------------------------------------------------------------------------------------------------
Per share market value,
end of period                            $8.53               $8.51           $8.43           $8.71          $8.78         $8.26
-------------------------------------------------------------------------------------------------------------------------------
Total return at market value (%)          3.04(n)             6.98            2.57            5.52          13.02          5.99
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)    0.73(a)             0.76            0.79            0.80           0.83          0.85
Expenses after expense reductions (f)     0.73(a)             0.76            0.79            0.80            N/A           N/A
Net investment income                     4.83(a)             4.62            4.64            5.11           5.21          5.80
Portfolio turnover                          35                  57              73              70            129           137
Net assets at end of period
(000 omitted)                         $526,201            $532,823        $539,491        $558,440       $561,900      $546,281
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Charter Income Trust (the trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the trust's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the trust's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the trust's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the trust's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the trust's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the trust, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the trust's financial statements.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The trust invests in inflation-adjusted debt securities issued by the U.S. Treasury. The trust may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The trust may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the trust uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

FUTURES CONTRACTS - The trust may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the trust is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the trust each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the trust. Upon entering into such contracts, the trust bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the trust may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The trust may enter into swap agreements. A swap is an exchange of cash payments between the trust and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the trust's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the trust with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The trust may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The trust may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the trust to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the trust's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the trust. Additionally, in the normal course of business, the trust enters into agreements with service providers that may contain indemnification clauses. The trust's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the trust that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The trust earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The trust may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the trust. Any other proceeds from litigation not related to portfolio holdings are reflected as other income on the Statement of Operations.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. This amount, for the six months ended May 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the trust in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                            11/30/06

          Ordinary income (including any short term
          capital gains)                                 $27,468,629
          ----------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 5/31/07
          Cost of investments                           $525,287,626
          ----------------------------------------------------------
          Gross appreciation                               5,209,975
          Gross depreciation                             (12,269,547)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(7,059,572)

          AS OF 11/30/06
          Undistributed ordinary income                      467,478
          Capital loss carryforwards                     (50,784,403)
          Other temporary differences                     (4,488,672)
          Net unrealized appreciation (depreciation)       2,567,721

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2006, the trust had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          11/30/09                                      $(21,374,410)
          11/30/10                                       (23,905,212)
          11/30/14                                        (5,504,781)
          ----------------------------------------------------------
                                                        $(50,784,403)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the trust, and has determined that there is no impact resulting from the adoption of this Interpretation on the trust's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the trust. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the trust's average daily net assets and 4.57% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2007 was equivalent to an annual effective rate of 0.59% of the trust's average daily net assets.

TRANSFER AGENT - Prior to December 18, 2006, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, received a fee from the trust for its services as registrar and dividend-disbursing agent. Pursuant to a written agreement, the trust paid MFSC an account maintenance fee of no more than $9.00 and a dividend services fee of $0.75 per reinvestment. Effective December 18, 2006, the trust has engaged Computershare Trust Company, N.A. ("Computershare") as the sole transfer agent for the trust. MFSC will continue to monitor and supervise the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2007, these fees paid to MFSC amounted to $14,587. MFSC also receives payment from the trust for out-of-pocket expenses paid by MFSC on behalf of the trust. For the six months ended May 31, 2007, these costs amounted to $23,859.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the trust. Under an administrative services agreement, the trust partially reimburses MFS the costs incurred to provide these services. The trust is charged a fixed amount plus a fee based on calendar year average net assets. The trust's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2007 was equivalent to an annual effective rate of 0.0192% of the trust's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The trust pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The trust does not pay compensation directly to trustees or to officers of the trust who are also officers of the investment adviser, all of whom receive remuneration for their services to the trust from MFS. Certain officers and trustees of the trust are officers or directors of MFS and MFSC.

The trust has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,267. The trust also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $2,679. Both amounts are included in independent trustees' compensation for the six months ended May 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $154,325 at May 31, 2007, and is included in payable for independent trustees' compensation.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets and payable for independent trustees' compensation is $13,740 of deferred trustees' compensation.

OTHER - This trust and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2007, the fee paid to Tarantino LLC was $2,048. MFS has agreed to reimburse the trust for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,324, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES

U.S. government securities                       $29,082,997       $19,185,112
Investments (non-U.S. government securities)    $150,546,209      $159,570,222

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2007, the trust did not repurchase any shares. The trust repurchased and retired 1,029,300 shares of beneficial interest during the year ended November 30, 2006 at an average price per share of $8.43 and a weighted average discount of 10.94% per share. Transactions in trust shares were as follows:

                                 PERIOD ENDED                YEAR ENDED
                                   5/31/07                    11/30/06
                             SHARES        AMOUNT       SHARES        AMOUNT
  Treasury shares reacquired     --            $--    (1,029,300)   $(8,672,032)

(6) LINE OF CREDIT

The trust and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the trust and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2007, the trust's commitment fee and interest expense were $1,405 and $1,258, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Charter Income Trust (the Trust), including the portfolio of investments, as of May 31, 2007, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2007. These interim financial statements are the responsibility of the Trust's management.

We conducted our review in accordance with the standards of the Public Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2006, and financial highlights for each of the five years in the period ended November 30, 2006, and in our report dated January 18, 2007, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                /s/ ERNST & YOUNG LLP

Boston, Massachusetts
July 10, 2007

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the trust's investment advisory agreement is available by clicking on the trust's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

INVESTOR INFORMATION

Transfer Agent, Registrar and Dividend Disbursing Agent

Call 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:      Computershare Trust Company, N.A.
               P.O. Box 43078
               Providence, RI 02940-3078

Effective December 18, 2006, Computershare Trust Company, N.A. became the Transfer Agent and Registrar and Computershare Shareholder Services, Inc. became the Dividend Disbursing Agent, succeeding MFS Service Center, Inc.

NUMBER OF SHAREHOLDERS

As of May 31, 2007, our records indicate that there are 3,389 registered shareholders and approximately 30,567 shareholders owning trust shares in "street" name, such as through brokers, banks, and other financial intermediaries.

If you are a "street" name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:
               Computershare Trust Company, N.A.
               P.O. Box 43078
               Providence, RI 02940-3078
               1-800-637-2304

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street, Boston, MA 02116

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


=====================================================================================================================
                                               MFS CHARTER INCOME TRUST
---------------------------------------------------------------------------------------------------------------------
                                                                                                 (D) MAXIMUM NUMBER
                                                                       (C) TOTAL NUMBER OF         (OR APPROXIMATE
                                                                       SHARES PURCHASED AS         DOLLAR VALUE) OF
                                                      (B) AVERAGE       PART OF PUBLICLY         SHARES THAT MAY YET
                             (A) TOTAL NUMBER OF       PRICE PAID        ANNOUNCED PLANS         BE PURCHASED UNDER
PERIOD                        SHARES PURCHASED         PER SHARE           OR PROGRAMS          THE PLANS OR PROGRAMS
=====================================================================================================================
   11/1/06 - 11/30/06                0                   N/A                   N/A                   4,859,554
---------------------------------------------------------------------------------------------------------------------
   12/1/06 - 12/31/06                0                   N/A                   N/A                   4,859,554
---------------------------------------------------------------------------------------------------------------------
    1/1/07 -  1/31/07                0                   N/A                   N/A                   4,859,554
---------------------------------------------------------------------------------------------------------------------
    2/1/07 -  2/28/07                0                   N/A                   N/A                   4,859,554
---------------------------------------------------------------------------------------------------------------------
    3/1/07 -  3/31/07                0                   N/A                   N/A                   5,526,454
---------------------------------------------------------------------------------------------------------------------
    4/1/07 -  4/30/07                0                   N/A                   N/A                   5,526,454
---------------------------------------------------------------------------------------------------------------------
          TOTAL                      0                   N/A                   N/A
---------------------------------------------------------------------------------------------------------------------

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant's outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2007 plan year is 5,526,454.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS CHARTER INCOME TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: July 11, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: July 11, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 11, 2007
      -------------


* Print name and title of each signing officer under his or her signature.